General and administrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
General and administrative
Professional fees	$ 3,074,130	$ 3,248,233	$ 5,208,356
Investor relations	1,748,242	665,915	1,495,695
Salaries, wages and benefits	2,658,364	1,855,087	2,798,074
Consulting fees	797,863	1,305,434	1,452,070
Office and general administrative	879,272	2,294,476	2,838,303
Foreign exchange (gain) loss	252,226	(336,421)	1,323,242
Building and facility costs	0	0	519,954
General and administrative expense	9,410,097	9,032,724	15,635,694
Continuing operations	9,410,097	9,032,724	14,450,094
Discontinued operations	$ 0	$ 0	$ 1,185,600